Intangible Assets, Net and Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net and Goodwill
7. Intangible Assets, Net and Goodwill

Intangible Assets, Net

Intangible assets consisted of the following as of December 31, 2024:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Useful Life

	(in thousands)			(in years)
Intangible assets subject to amortization:
Customer relationships	$143,083	$(115,261)	$27,822	1.8
Patents	66,209	(30,448)	35,761	7.1
Developed technology	22,245	(8,832)	13,413	7.0
Total intangible assets subject to amortization	$231,537	$(154,541)	$76,996
Intangible assets not subject to amortization:
Trade name and trademarks	$385,682	$—	$385,682	Indefinite
Total intangible assets, net	$617,219	$(154,541)	$462,678

Intangible assets consisted of the following as of December 31, 2023:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Useful Life

	(in thousands)			(in years)
Intangible assets subject to amortization:
Customer relationships	$143,083	$(99,363)	$43,720	2.8
Patents	57,436	(24,763)	32,673	5.4
Developed technology	22,677	(5,953)	16,724	8.3
Total intangible assets subject to amortization	$223,196	$(130,079)	$93,117
Intangible assets not subject to amortization:
Trade name and trademarks	$384,699	$—	$384,699	Indefinite
Total intangible assets, net	$607,895	$(130,079)	$477,816

Amortization expenses for intangible assets were as follows:

	Year Ended December 31,
	2024	2023	2022

	(in thousands)
Research and development	$8,767	$6,884	$6,637
Sales and marketing	15,898	15,898	15,898
Total amortization expenses	$24,665	$22,782	$22,535

The expected future amortization expenses related to the intangible assets as of December 31, 2024 were as follows:

Amount
(in thousands)
Years ending December 31,
2025	$24,381
2026	20,490
2027	7,645
2028	4,875
2029	4,854
Thereafter	14,751
Total	$76,996

Goodwill

The following table represents the changes to goodwill:

Carrying Amount
(in thousands)
Balance as of December 31, 2022	$840,148
Goodwill related to sale of SharkNinja Co, Ltd. (See Note 4)	(5,739)
Effect of foreign currency translation	(206)
Balance as of December 31, 2023	$834,203
Effect of foreign currency translation	578
Balance as of December 31, 2024	$834,781